Related Party	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party
17.	Related Party

For the years ended December 31, 2018, 2017 and 2016, the Company paid $234,108, $193,523 and $2,868, respectively, for consulting services provided by an entity affiliated with its interim Chief Financial Officer.

Except as disclosed elsewhere in the notes to the accompanying consolidated financial statements, there were no other material transactions with related parties.